Accruals And Other Payables - Summary of accruals and other payables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current:
Staff salaries and welfare payables	¥ 52,526	$ 8,242	¥ 94,133
Accrued external research and development activities related expenses	367,976	57,743	218,583
Accrued cost in relation to planned dual listing	4,793	752	2,010
Accrued private placement offering costs payable	0	0	128,786
Termination fee (Note 18)	57,381	9,004	0
Non-refundable incentive payment from depositary bank	2,369	372	2,424
Accrued traveling expenses, office expenses and others	108,290	16,994	114,622
Accounts Payable and Accrued Liabilities, Current	593,335	93,107	560,558
Non-current:
Non-refundable incentive payment from depositary bank	4,934	774	7,474
Non-refundable payment received in relation to the exclusive promotion right granted to a third party	10,000	1,569	0
Advance payment received from an employee for exercise of stock options	0	0	1,501
Accounts Payable and Accrued Liabilities, Non-current	14,934	2,343	8,975
Total	¥ 608,269	$ 95,450	¥ 569,533